Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TETON WESTWOOD FUNDS
Entity Central Index Key	0000796229
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000002912
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class AAA
Trading Symbol	WEBAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund) for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$153	1.39%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000
9/15	10,003	9,939	10,073	10,273
9/16	10,858	11,473	11,241	10,875
9/17	11,981	13,608	12,496	10,874
9/18	13,098	16,045	13,770	10,725
9/19	13,941	16,727	14,745	11,939
9/20	13,917	19,261	16,559	12,898
9/21	16,274	25,039	19,465	12,752
9/22	14,099	21,165	16,494	10,846
9/23	15,449	25,741	18,695	10,946
9/24	18,573	35,098	23,618	12,184

AssetsNet	$ 38,526,411
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 281,878
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$38,526,411 Number of Portfolio Holdings97 Portfolio Turnover Rate36% Management Fees$281,878
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002914
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	WBCCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund) for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$235	2.14%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,920	9,820	9,939	10,073	10,273
9/16	10,693	10,487	11,473	11,241	10,875
9/17	11,721	11,391	13,608	12,496	10,874
9/18	12,722	12,250	16,045	13,770	10,725
9/19	13,432	12,811	16,727	14,745	11,939
9/20	13,305	12,562	19,261	16,559	12,898
9/21	15,437	14,450	25,039	19,465	12,752
9/22	13,273	12,300	21,165	16,494	10,846
9/23	14,424	13,243	25,741	18,695	10,946
9/24	17,225	15,683	35,098	23,618	12,184

AssetsNet	$ 38,526,411
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 281,878
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$38,526,411 Number of Portfolio Holdings97 Portfolio Turnover Rate36% Management Fees$281,878
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061063
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	WBBIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund) for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000
9/15	10,020	9,939	10,073	10,273
9/16	10,876	11,473	11,241	10,875
9/17	12,042	13,608	12,496	10,874
9/18	13,199	16,045	13,770	10,725
9/19	14,074	16,727	14,745	11,939
9/20	14,061	19,261	16,559	12,898
9/21	16,488	25,039	19,465	12,752
9/22	14,320	21,165	16,494	10,846
9/23	15,732	25,741	18,695	10,946
9/24	18,949	35,098	23,618	12,184

AssetsNet	$ 38,526,411
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 281,878
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$38,526,411 Number of Portfolio Holdings97 Portfolio Turnover Rate36% Management Fees$281,878
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002911
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	WEBCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund) for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$153	1.39%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,978	9,579	9,939	10,073	10,273
9/16	10,800	9,954	11,473	11,241	10,875
9/17	11,895	10,528	13,608	12,496	10,874
9/18	12,975	11,025	16,045	13,770	10,725
9/19	13,771	11,232	16,727	14,745	11,939
9/20	13,712	10,737	19,261	16,559	12,898
9/21	16,025	12,041	25,039	19,465	12,752
9/22	13,885	10,015	21,165	16,494	10,846
9/23	15,210	10,527	25,741	18,695	10,946
9/24	18,296	12,160	35,098	23,618	12,184

AssetsNet	$ 38,526,411
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 281,878
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$38,526,411 Number of Portfolio Holdings97 Portfolio Turnover Rate36% Management Fees$281,878
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002922
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class AAA
Trading Symbol	WESRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000
9/15	8,951	9,939	9,775
9/16	9,881	11,473	10,663
9/17	11,278	13,608	12,188
9/18	12,900	16,045	13,670
9/19	13,555	16,727	14,219
9/20	15,697	19,261	17,233
9/21	18,912	25,039	21,938
9/22	14,415	21,165	26,327
9/23	14,680	25,741	28,299
9/24	16,396	35,098	32,454

AssetsNet	$ 14,003,628
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,119
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,003,628 Number of Portfolio Holdings58 Portfolio Turnover Rate71% Management Fees$12,119
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002921
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class C
Trading Symbol	WEICX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$200	1.90%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Convertible Securities Fund - Class C	TETON Westwood Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000	10,000
9/15	8,889	8,800	9,939	9,775
9/16	9,738	9,552	11,473	10,663
9/17	11,029	10,724	13,608	12,188
9/18	12,524	12,069	16,045	13,670
9/19	13,062	12,468	16,727	14,219
9/20	15,012	14,204	19,261	17,233
9/21	17,946	16,838	25,039	21,938
9/22	13,581	12,615	21,165	26,327
9/23	13,725	12,622	25,741	28,299
9/24	15,219	13,870	35,098	32,454

AssetsNet	$ 14,003,628
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,119
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,003,628 Number of Portfolio Holdings58 Portfolio Turnover Rate71% Management Fees$12,119
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061065
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class I
Trading Symbol	WESIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000
9/15	8,981	9,939	9,775
9/16	9,929	11,473	10,663
9/17	11,369	13,608	12,188
9/18	13,051	16,045	13,670
9/19	13,746	16,727	14,219
9/20	15,950	19,261	17,233
9/21	19,266	25,039	21,938
9/22	14,727	21,165	26,327
9/23	15,029	25,741	28,299
9/24	16,822	35,098	32,454

AssetsNet	$ 14,003,628
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,119
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,003,628 Number of Portfolio Holdings58 Portfolio Turnover Rate71% Management Fees$12,119
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002919
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class A
Trading Symbol	WEIAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Convertible Securities Fund - Class A	TETON Westwood Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000	10,000
9/15	8,938	8,578	9,939	9,775
9/16	9,837	9,065	11,473	10,663
9/17	11,194	9,901	13,608	12,188
9/18	12,785	10,859	16,045	13,670
9/19	13,400	10,928	16,727	14,219
9/20	15,473	12,110	19,261	17,233
9/21	18,638	14,004	25,039	21,938
9/22	14,208	10,248	21,165	26,327
9/23	14,463	10,018	25,741	28,299
9/24	16,148	10,737	35,098	32,454

AssetsNet	$ 14,003,628
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 12,119
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,003,628 Number of Portfolio Holdings58 Portfolio Turnover Rate71% Management Fees$12,119
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002918
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class AAA
Trading Symbol	WESWX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$176	1.59%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000
9/15	9,910	9,939	9,558
9/16	11,043	11,473	11,106
9/17	12,877	13,608	12,786
9/18	14,698	16,045	13,994
9/19	15,556	16,727	14,554
9/20	14,884	19,261	13,822
9/21	18,901	25,039	18,661
9/22	17,247	21,165	16,541
9/23	19,012	25,741	18,929
9/24	23,018	35,098	24,184

AssetsNet	$ 45,640,027
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 441,381
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,640,027 Number of Portfolio Holdings48 Portfolio Turnover Rate35% Management Fees$441,381
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002916
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class C
Trading Symbol	WEQCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$258	2.34%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,838	9,739	9,939	9,558
9/16	10,880	10,673	11,473	11,106
9/17	12,590	12,244	13,608	12,786
9/18	14,267	13,752	16,045	13,994
9/19	14,979	14,301	16,727	14,554
9/20	14,224	13,445	19,261	13,822
9/21	17,912	16,796	25,039	18,661
9/22	16,229	15,065	21,165	16,541
9/23	17,749	16,326	25,741	18,929
9/24	21,345	19,470	35,098	24,184

AssetsNet	$ 45,640,027
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 441,381
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,640,027 Number of Portfolio Holdings48 Portfolio Turnover Rate35% Management Fees$441,381
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061064
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class I
Trading Symbol	WEEIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$148	1.34%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000
9/15	9,937	9,939	9,558
9/16	11,096	11,473	11,106
9/17	12,965	13,608	12,786
9/18	14,841	16,045	13,994
9/19	15,744	16,727	14,554
9/20	15,100	19,261	13,822
9/21	19,224	25,039	18,661
9/22	17,586	21,165	16,541
9/23	19,439	25,741	18,929
9/24	23,613	35,098	24,184

AssetsNet	$ 45,640,027
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 441,381
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,640,027 Number of Portfolio Holdings48 Portfolio Turnover Rate35% Management Fees$441,381
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002917
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class A
Trading Symbol	WEECX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$176	1.59%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,893	9,497	9,939	9,558
9/16	10,998	10,135	11,473	11,106
9/17	12,785	11,311	13,608	12,786
9/18	14,560	12,366	16,045	13,994
9/19	15,374	12,536	16,727	14,554
9/20	14,671	11,485	19,261	13,822
9/21	18,624	13,996	25,039	18,661
9/22	16,992	12,259	21,165	16,541
9/23	18,729	12,971	25,741	18,929
9/24	22,695	15,089	35,098	24,184

AssetsNet	$ 45,640,027
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 441,381
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,640,027 Number of Portfolio Holdings48 Portfolio Turnover Rate35% Management Fees$441,381
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002928
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class AAA
Trading Symbol	WEMMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000
9/15	9,743	10,125	10,827
9/16	11,203	11,691	12,702
9/17	13,938	14,116	16,427
9/18	14,549	16,267	18,424
9/19	13,385	14,821	16,840
9/20	12,223	14,879	14,236
9/21	18,185	21,973	23,168
9/22	14,432	16,810	19,822
9/23	16,467	18,311	22,350
9/24	19,386	23,211	26,129

AssetsNet	$ 263,073,382
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 2,965,587
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,073,382 Number of Portfolio Holdings294 Portfolio Turnover Rate2% Management Fees$2,965,587
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002930
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class C
Trading Symbol	WMMCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$244	2.25%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000	10,000
9/15	9,676	9,579	10,125	10,827
9/16	11,036	10,830	11,691	12,702
9/17	13,632	13,269	14,116	16,427
9/18	14,127	13,618	16,267	18,424
9/19	12,898	12,309	14,821	16,840
9/20	11,686	11,041	14,879	14,236
9/21	17,255	16,193	21,973	23,168
9/22	13,593	12,629	16,810	19,822
9/23	15,392	14,174	18,311	22,350
9/24	17,990	16,424	23,211	26,129

AssetsNet	$ 263,073,382
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 2,965,587
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,073,382 Number of Portfolio Holdings294 Portfolio Turnover Rate2% Management Fees$2,965,587
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061067
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class I
Trading Symbol	WEIMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000
9/15	9,772	10,125	10,827
9/16	11,259	11,691	12,702
9/17	14,045	14,116	16,427
9/18	14,701	16,267	18,424
9/19	13,554	14,821	16,840
9/20	12,411	14,879	14,236
9/21	18,509	21,973	23,168
9/22	14,726	16,810	19,822
9/23	16,844	18,311	22,350
9/24	19,875	23,211	26,129

AssetsNet	$ 263,073,382
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 2,965,587
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,073,382 Number of Portfolio Holdings294 Portfolio Turnover Rate2% Management Fees$2,965,587
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002927
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class A
Trading Symbol	WMMAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000	10,000
9/15	9,723	9,334	10,125	10,827
9/16	11,146	10,273	11,691	12,702
9/17	13,836	12,242	14,116	16,427
9/18	14,408	12,239	16,267	18,424
9/19	13,217	10,779	14,821	16,840
9/20	12,040	9,426	14,879	14,236
9/21	18,028	13,459	21,973	23,168
9/22	14,309	10,255	16,810	19,822
9/23	16,327	11,233	18,311	22,350
9/24	19,213	12,690	23,211	26,129

AssetsNet	$ 263,073,382
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 2,965,587
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,073,382 Number of Portfolio Holdings294 Portfolio Turnover Rate2% Management Fees$2,965,587
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002934
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class AAA
Trading Symbol	WESCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class AAA	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000
9/15	9,760	10,125	9,840
9/16	11,817	11,691	11,691
9/17	14,547	14,116	14,093
9/18	15,955	16,267	15,408
9/19	15,068	14,821	14,139
9/20	13,549	14,879	12,035
9/21	22,649	21,973	19,727
9/22	19,299	16,810	16,238
9/23	21,648	18,311	17,511
9/24	26,411	23,211	22,042

AssetsNet	$ 70,706,671
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 481,319
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,706,671 Number of Portfolio Holdings84 Portfolio Turnover Rate21% Management Fees$481,319
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002933
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class C
Trading Symbol	WWSCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class C	$221	2.00%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class C	TETON Westwood SmallCap Equity Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,681	9,584	10,125	9,840
9/16	11,640	11,428	11,691	11,691
9/17	14,229	13,855	14,116	14,093
9/18	15,480	14,935	16,267	15,408
9/19	14,519	13,868	14,821	14,139
9/20	12,948	12,244	14,879	12,035
9/21	21,487	20,197	21,973	19,727
9/22	18,182	16,919	16,810	16,238
9/23	20,235	18,660	18,311	17,511
9/24	24,502	22,409	23,211	22,042

AssetsNet	$ 70,706,671
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 481,319
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,706,671 Number of Portfolio Holdings84 Portfolio Turnover Rate21% Management Fees$481,319
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000061068
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class I
Trading Symbol	WWSIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class I	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000
9/15	9,780	10,125	9,840
9/16	11,880	11,691	11,691
9/17	14,660	14,116	14,093
9/18	16,111	16,267	15,408
9/19	15,262	14,821	14,139
9/20	13,756	14,879	12,035
9/21	23,047	21,973	19,727
9/22	19,696	16,810	16,238
9/23	22,141	18,311	17,511
9/24	27,076	23,211	22,042

AssetsNet	$ 70,706,671
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 481,319
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,706,671 Number of Portfolio Holdings84 Portfolio Turnover Rate21% Management Fees$481,319
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com
C000002931
Shareholder Report [Line Items]
Fund Name	SmallCap Equity Fund
Class Name	Class A
Trading Symbol	WWSAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	www.tetonadv.com/mutual-fund-performance/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class A	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	TETON Westwood SmallCap Equity Fund - Class A	TETON Westwood SmallCap Equity Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,728	9,339	10,125	9,840
9/16	11,759	10,838	11,691	11,691
9/17	14,437	12,774	14,116	14,093
9/18	15,791	13,412	16,267	15,408
9/19	14,883	12,135	14,821	14,139
9/20	13,344	10,445	14,879	12,035
9/21	22,298	16,756	21,973	19,727
9/22	19,002	13,710	16,810	16,238
9/23	21,315	14,762	18,311	17,511
9/24	26,006	17,290	23,211	22,042

AssetsNet	$ 70,706,671
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 481,319
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$70,706,671 Number of Portfolio Holdings84 Portfolio Turnover Rate21% Management Fees$481,319
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 422-3554
Updated Prospectus Email Address	info@tetonadv.com